LEASES (Details Narrative)	3 Months Ended
	Mar. 31, 2022 USD ($) ft²	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Right use asset noncurrent	$ 562,030
Lease liabilities current	88,469
Operating Lease, Liability, Noncurrent	473,561		$ 0
Rent expenses related to lease obligations	$ 32,888	$ 28,106
Ft Lauderdale [Member]
Rental space in sq. ft. | ft²	990
Pompano Beach [Member]
Rental space in sq. ft. | ft²	2,300
Bari [Member]
Rental space in sq. ft. | ft²	2,200